Income Taxes (Schedule of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [abstract]
Net income before tax	$ 67,340	$ 104,951
Statutory tax rate	27.00%	26.00%
Anticipated income tax at statutory rates	$ 18,182	$ 27,287
Non-deductible expenditures	1,935	1,082
Differences between Canadian and foreign tax rates	2,159	5,804
Change in estimate	(679)	88
Effect of change in tax rates	299	(1,576)
Inflation adjustment	(6,408)	(2,242)
Impact of foreign exchange	10,377	(666)
Change in deferred tax assets	(287)	4,194
Mining taxes	4,383	4,568
Withholding taxes	3,180	649
Other items	209	(542)
Total tax expense	33,350	38,646
Current income tax expense	30,563	34,863
Deferred income tax expense	$ 2,787	$ 3,783